Taxation - Net Deferred Income Tax Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 632,071	$ 449,458
Deferred tax liability	(380,795)	(318,252)
Net deferred tax asset (liability)	251,276	131,206	$ 358,666	$ 176,954
Deferred tax asset	259,287	144,860
Deferred tax liability	(8,011)	(13,654)
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	157,035	103,998	92,393	114,182
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	191,512	153,057	378,918	202,802
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	4,099	4,235	2,378	1,734
Net operating loss carryover
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	4,425	686	3,865	562
Federal tax credits carryover
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	233,969	163,158	184,975	183,460
163(j) interest expense limitation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	41,031	24,324	15,573	0
Amortization and depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	(352,059)	(252,587)	(255,440)	(266,987)
Investment in partnerships
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	(5,233)	(60,067)	(82,930)	(72,105)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset			$ 18,934	$ 13,306
Deferred tax liability	$ (23,503)	$ (5,598)